Significant Accounting Policies (Details Textual) - 12 months ended Dec. 31, 2017	₪ / shares	$ / shares
Significant Accounting Policies (Textual)
Translation exchange rate | (per share)	₪ 3.467	$ 1.00
Historical volatility in fair value	20.00%